Property, Plant and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment, Net (Textual)
Depreciation expense	$ 173,950	$ 123,270	$ 94,409